Share-Based Payments - Schedule of Unlocking Date (Details)	12 Months Ended
Dec. 31, 2024 $ / shares
Schedule of Unlocking Date [Line items]
Grant fair value per share	$ 20.15
% of conditional shares	100.00%
Vesting date	April 30, 2023–2026
% of vested conditional shares	23%, 69%, 6%, 2%
Type of Eligible Participants 1 [Member]
Schedule of Unlocking Date [Line items]
Grant fair value per share	$ 33.95
% of conditional shares	100.00%
Vesting date	September 16, 2024
% of vested conditional shares	100
Type of Eligible Participants 2 [Member]
Schedule of Unlocking Date [Line items]
Grant fair value per share	$ 33.95
% of conditional shares	100.00%
Vesting date	September 16, 2024-2025
% of vested conditional shares	75%, 25%
Type of Eligible Participants 3 [Member]
Schedule of Unlocking Date [Line items]
Grant fair value per share	$ 33.95
% of conditional shares	100.00%
Vesting date	September 16, 2024-2025
% of vested conditional shares	50%, 50%
Type of Eligible Participants 4 [Member]
Schedule of Unlocking Date [Line items]
Grant fair value per share	$ 33.95
% of conditional shares	100.00%
Vesting date	September 16, 2024-2026
% of vested conditional shares	30%, 30%, 40%
Type of Eligible Participants 5 [Member]
Schedule of Unlocking Date [Line items]
Grant fair value per share	$ 33.95
% of conditional shares	100.00%
Vesting date	September 16, 2024-2026
% of vested conditional shares	22.5%, 22.5%, 55%
Type of Eligible Participants 6 [Member]
Schedule of Unlocking Date [Line items]
Grant fair value per share	$ 33.95
% of conditional shares	100.00%
Vesting date	September 16, 2024-2026
% of vested conditional shares	50%, 25%, 25%
Type of Eligible Participants 7 [Member]
Schedule of Unlocking Date [Line items]
Grant fair value per share	$ 33.95
% of conditional shares	100.00%
Vesting date	September 16, 2024-2026
% of vested conditional shares	25%, 37%, 38%
Type of Eligible Participants 8 [Member]
Schedule of Unlocking Date [Line items]
Grant fair value per share	$ 33.95
% of conditional shares	100.00%
Vesting date	September 16, 2025
% of vested conditional shares	100%
Type of Eligible Participants 9 [Member]
Schedule of Unlocking Date [Line items]
Grant fair value per share	$ 33.95
% of conditional shares	100.00%
Vesting date	September 16, 2025-2026
% of vested conditional shares	40%, 60%
Type of Eligible Participants 10 [Member]
Schedule of Unlocking Date [Line items]
Grant fair value per share	$ 33.95
% of conditional shares	100.00%
Vesting date	September 16, 2025-2026
% of vested conditional shares	50%, 50%
2021 RSU Scheme [Member] | Type of Eligible Participants 1 [Member]
Schedule of Unlocking Date [Line items]
Grant fair value per share	$ 43.8
% of conditional shares	100.00%
Vesting date	June 8, 2021-2024
% of vested conditional shares	35%, 15%, 25%, 25%
2021 RSU Scheme [Member] | Type of Eligible Participants 2 [Member]
Schedule of Unlocking Date [Line items]
Grant fair value per share	$ 43.8
% of conditional shares	100.00%
Vesting date	June 8, 2021-2024
% of vested conditional shares	25%, 25%, 25%, 25%
2021 RSU Scheme [Member] | Type of Eligible Participants 3 [Member]
Schedule of Unlocking Date [Line items]
Grant fair value per share	$ 43.8
% of conditional shares	100.00%
Vesting date	June 8, 2022–2025
% of vested conditional shares	35%, 15%, 25%, 25%
2021 RSU Scheme [Member] | Type of Eligible Participants 4 [Member]
Schedule of Unlocking Date [Line items]
Grant fair value per share	$ 43.8
% of conditional shares	100.00%
Vesting date	April 30, 2022–2025
% of vested conditional shares	35%, 15%, 25%, 25%
2021 RSU Scheme [Member] | Type of Eligible Participants 5 [Member]
Schedule of Unlocking Date [Line items]
Grant fair value per share	$ 43.8
% of conditional shares	100.00%
Vesting date	June 8, 2022–2025
% of vested conditional shares	25%, 25%, 25%, 25%
2021 RSU Scheme [Member] | Type of Eligible Participants 6 [Member]
Schedule of Unlocking Date [Line items]
Grant fair value per share	$ 52
% of conditional shares	100.00%
Vesting date	June 8, 2022–2025
% of vested conditional shares	25%, 25%, 25%, 25%
2022 RSU Scheme [Member] | Type of Eligible Participants 1 [Member]
Schedule of Unlocking Date [Line items]
Grant fair value per share	$ 20.15
% of conditional shares	100.00%
Vesting date	June 8, 2021-2024
% of vested conditional shares	35%, 15%, 25%, 25%
2022 RSU Scheme [Member] | Type of Eligible Participants 2 [Member]
Schedule of Unlocking Date [Line items]
Grant fair value per share	$ 20.15
% of conditional shares	100.00%
Vesting date	April 30, 2023–2026
% of vested conditional shares	25%, 25%, 25%, 25%
2022 RSU Scheme [Member] | Type of Eligible Participants 3 [Member]
Schedule of Unlocking Date [Line items]
Grant fair value per share	$ 20.15
% of conditional shares	100.00%
Vesting date	June 8, 2023–2026
% of vested conditional shares	25%, 25%, 25%, 25%
2022 RSU Scheme [Member] | Type of Eligible Participants 4 [Member]
Schedule of Unlocking Date [Line items]
Grant fair value per share	$ 20.15
% of conditional shares	100.00%
Vesting date	June 8, 2023–2024
% of vested conditional shares	40%, 60%
2022 RSU Scheme [Member] | Type of Eligible Participants 5 [Member]
Schedule of Unlocking Date [Line items]
Grant fair value per share	$ 20.15
% of conditional shares	100.00%
Vesting date	June 8, 2023–2025
% of vested conditional shares	30%, 30%, 40%
2022 Further Grant [Member] | Type of Eligible Participants 1 [Member]
Schedule of Unlocking Date [Line items]
Grant fair value per share	$ 21.8
% of conditional shares	100.00%
Vesting date	August 1, 2023–2024
% of vested conditional shares	40%, 60%
2022 Further Grant [Member] | Type of Eligible Participants 2 [Member]
Schedule of Unlocking Date [Line items]
Grant fair value per share	$ 21.8
% of conditional shares	100.00%
Vesting date	August 1, 2023–2025
% of vested conditional shares	30%, 30%, 40%